Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Redeemable non-controlling interest
The changes in redeemable non-controlling interests are as follows:

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Period from June 28, 2011 through December 31, 2011	Period from January 1, 2011 through June 27, 2011

Balance at beginning of period	$21,467	$21,559	$21,559	$21,559
Unit redemptions	—	(92)	—	—
Distributions to redeemable non-controlling interests	(1,288)	(1,291)	(659)	(636)
Preferred return	1,288	1,291	659	636
Balance at end of period	$21,467	$21,467	$21,559	$21,559